Shareholders' capital - Schedule of Common Shares (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Common Shares Rollforward
Beginning balance (in shares)	768,351,419	767,343,863
Exercise of share-based awards (in shares)	1,396,265	608,405
Ending balance (in shares)	769,747,684	767,952,268
CommonStockSharesIssuedNotDisclosed	true		true